NOTE 4 - RELATED PARTY	Mar. 31, 2023
March 31, 2023
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended March 31, 2023 and 2022, the Company had expenses totaling $0 and $1,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.

December 31, 2022
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2022 and 2021, the Company had expenses totaling $1,000 and $65,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.